REPORTABLE SEGMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
mineral properties	$ 18,505,337	$ 18,506,166
capital assets	257,139	257,968
Oman [Member]
mineral properties	18,248,198	18,248,198
capital assets	103,350	160,344
United States [Member]
capital assets	89,499	97,624
Turkey [Member]
capital assets	$ 64,290